Key management - Disclosure of compensation, key management (Details) - Key management personnel [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Information About Key Management [Line Items]
Salaries and short-term employee benefits	$ 3,036	$ 3,326
Termination benefits	0	4,094
Share-based compensation	2,925	4,719
Employee benefits expense	$ 5,961	$ 12,139